Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
5
– Trade Receivables

	January 31,	January 31,
	2020	2019
Trade receivables	37,121	33,350
Less: Allowance for doubtful accounts	(2,003)	(1,857)
	35,118	31,493

Included in accounts receivable are unbilled receivables in the amount of
$1.4
million as at
January 31, 2020 (
$1.0
million as at
January 31, 2019).
For the years ended
January 31, 2020,
2019
and
2018,
bad debt expense was
$0.6
million,
$1.2
million and
$0.8
million, respectively.